UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------
Check here if Amendment: |X|; Amendment Number: 1
                                               ---
This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY              February 15, 2001
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                                                          Page 1

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        75

Form 13F Information Table Value Total: $1,292,429,823

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC




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


                           FORM 13F INFORMATION TABLE


                                                                               Investment Discretion              Voting Authority
                               Title of   CUSIP          Market                      Shared   Shared Other           (Shares)
Name of Issuer                   Class    Number         Value          SHRS   Sole  Defined  Other  Managers    Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abgenix, Inc                      COM    00339B107     28,190,925     235,200   X                              235,200
Abgenix, Inc                      COM    00339B107     22,965,056     191,600   X                      2       191,600
------------------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.     COM    015351109     15,015,000     210,000   X                              210,000
Alexion Pharmaceuticals, Inc.     COM    015351109     15,050,750     210,500   X                      2       210,500
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp.                        COM    22615108      33,583,000     568,000   X                              568,000
Alza Corp.                        COM    22615108       9,105,250     154,000   X                      2       154,000
------------------------------------------------------------------------------------------------------------------------------------
American Home Products            COM    26609107      33,135,000     564,000   X                              564,000
American Home Products            COM    26609107      33,135,000     564,000   X                      2       564,000
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                        COM    31162100       6,814,250      97,000   X                               97,000
Amgen Inc.                        COM    31162100      16,649,250     237,000   X                      2       237,000
------------------------------------------------------------------------------------------------------------------------------------
Arqule Inc.                       COM    04269E107      3,450,687     178,100   X                              178,100
Arqule Inc.                       COM    04269E107      3,136,812     161,900   X                      2       161,900
------------------------------------------------------------------------------------------------------------------------------------
Aviron                            COM    053762100      7,718,750     250,000   X                              250,000
Aviron                            COM    053762100      4,631,250     150,000   X                      2       150,000
------------------------------------------------------------------------------------------------------------------------------------
Bio-Technology General            COM    090578105     13,022,656     987,500   X                              987,500
Bio-Technology General            COM    090578105     12,561,094     952,500   X                      2       952,500
------------------------------------------------------------------------------------------------------------------------------------
Biotransplant Inc.                COM    09066Y107      1,828,750     190,000   X                      2       190,000
------------------------------------------------------------------------------------------------------------------------------------
Caliper Technologies              COM    130876105     23,630,200     513,700   X                              513,700
Caliper Technologies              COM    130876105     23,435,083     509,458   X                      2       509,458
------------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.                 COM    150921104      3,869,600     138,200   X                              138,200
Cell Genesys Inc.                 COM    150921104      3,080,000     110,000   X                      2       110,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics                 COM    150934107      9,340,625     305,000   X                              305,000
Cell Therapeutics                 COM    150934107     17,915,319     584,990   X                      2       584,990
------------------------------------------------------------------------------------------------------------------------------------
Chiron Corp.                      COM    170040109     37,919,250     798,300   X                              798,300
Chiron Corp.                      COM    170040109     21,755,000     458,000   X                      2       458,000
------------------------------------------------------------------------------------------------------------------------------------
COR Therapeutics Inc.             COM    217753102      7,268,625      85,200   X                               85,200
COR Therapeutics Inc.             COM    217753102      6,142,500      72,000   X                      2        72,000
------------------------------------------------------------------------------------------------------------------------------------
Discovery Laboratories Inc.       COM    2546681C6     15,804,220   3,512,049   X                      2     3,512,049
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company               COM    532457108     40,596,000     408,000   X                              408,000
Eli Lilly & Company               COM    532457108     39,800,000     400,000   X                      2       400,000
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc.                        COM    293904108     14,556,250     342,500   X                              342,500
Enzon Inc.                        COM    293904108      5,950,000     140,000   X                      2       140,000
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Forest Laboratories - CL A        COM    345838106     23,735,000     235,000   X                              235,000
Forest Laboratories - CL A        COM    345838106     26,058,000     258,000   X                      2       258,000
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Geltex Pharmaceuticals Inc.       COM    368538104     17,488,369     855,700   X                              855,700
Geltex Pharmaceuticals Inc.       COM    368538104     18,005,437     881,000   X                      2       881,000
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Genta Inc.                        COM    37245M207      1,424,085     219,090   X                      2       219,090
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Genzyme Corp. General Division    COM    372917104     27,739,481     466,700   X                              466,700
Genzyme Corp. General Division    COM    372917104     27,638,437     465,000   X                      2       465,000
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Gilead Sciences Inc.              COM    375558103     22,980,487     323,100   X                              323,100
Gilead Sciences Inc.              COM    375558103     19,843,875     279,000   X                      2       279,000
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Insmed Incorporated               COM    457669208      1,374,292     422,859   X                              422,859
Insmed Incorporated               COM    457669208      2,340,006     720,002   X                      2       720,002
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IntraBiotics Pharma               COM    46116T100      4,447,926     166,667   X                              166,667
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LJL Biosystems Inc.               COM    501873103      9,869,624     509,400   X                              509,400
LJL Biosystems Inc.               COM    501873103      3,100,000     160,000   X                      2       160,000
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NPS Pharmaceuticals Inc.          COM    62936P103      5,376,750     201,000   X                              201,000
NPS Pharmaceuticals Inc.          COM    62936P103      6,069,575     226,900   X                      2       226,900
------------------------------------------------------------------------------------------------------------------------------------
Orapharma Inc.                    COM    68554E106      6,000,000     600,000   X                              600,000
------------------------------------------------------------------------------------------------------------------------------------
Orchid Biosciences                COM    68571P100     42,002,284   1,106,233   X                            1,106,233
Orchid Biosciences                COM    68571P100     58,793,002   1,554,219   X                      2     1,554,219
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Orphan Medical, Inc.              COM    687303107      6,635,937     685,000   X                              685,000
Orphan Medical, Inc.              COM    687303107      5,618,750     580,000   X                      2       580,000
------------------------------------------------------------------------------------------------------------------------------------
PathoGenesis Corp.                COM    70321E104     13,582,400     522,400   X                              522,400
PathoGenesis Corp.                COM    70321E104     13,837,200     532,200   X                      2       532,200
------------------------------------------------------------------------------------------------------------------------------------
PE Corp - Celera                  COM    69332S201      7,863,350      84,100   X                               84,100
PE Corp - Celera                  COM    69332S201      6,685,250      71,500   X                      2        71,500
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Pfizer Inc.                       COM    717081103     54,912,000   1,144,000   X                            1,144,000
Pfizer Inc.                       COM    717081103     61,380,000   1,278,750   X                      2     1,278,750
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Pharmacia Corp.                   COM    71713U102     32,759,537     633,800   X                              633,800
Pharmacia Corp.                   COM    71713U102     38,843,156     751,500   X                      2       751,500
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Pharmacopeia Inc.                 COM    71713B104     23,094,750     498,000   X                              498,000
Pharmacopeia Inc.                 COM    71713B104     12,266,187     264,500   X                      2       264,500
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Praecis Pharmaceutical, Inc.      COM    739421105     12,401,587     444,900   X                              444,900
Praecis Pharmaceutical, Inc.      COM    739421105     19,592,850     702,882   X                      2       702,882
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Repligen Corp.                    COM    759916109      1,111,781     177,000   X                              177,000
Repligen Corp.                    COM    759916109      1,174,594     187,000   X                      2       187,000
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SangStat Medical Corp.            COM    801003104     14,524,125     503,000   X                              503,000
SangStat Medical Corp.            COM    801003104     12,754,087     441,700   X                      2       441,700
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Tularik Inc.                      COM    899165104     22,154,500     751,000   X                              751,000
Tularik Inc.                      COM    899165104     19,765,000     670,000   X                      2       670,000
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Vertex Pharmaceuticals Inc.       COM    92532F100     13,698,750     130,000   X                              130,000
Vertex Pharmaceuticals Inc.       COM    92532F100      4,215,000      40,000   X                      2        40,000
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Watson Pharmaceutical Inc.        COM    942683103     30,530,000     568,000   X                              568,000
Watson Pharmaceutical Inc.        COM    942683103      7,686,250     143,000   X                      2       143,000
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Total                                               1,292,429,823  35,732,799                               35,732,799
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